Financial instruments (Details 4) - Currency swap contract [member] ₨ in Thousands	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Disclosure of financial assets [line items]
Value of the outstanding term loan	₨ 330,750	₨ 367,500	$ 45,000	$ 50,000
Mark to Market losses/ (gain)	0	0
Tranche one [Member]
Disclosure of financial assets [line items]
Value of the outstanding term loan	132,300	147,000	18,000	20,000
Mark to Market losses/ (gain)	0	0
Tranche two undrawn [Member]
Disclosure of financial assets [line items]
Value of the outstanding term loan	198,450	220,500	$ 27,000	$ 30,000
Mark to Market losses/ (gain)	₨ 0	₨ 0